CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                                 March 19, 2014



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:          First Trust Exchange-Traded Fund IV
                   (Registration Nos. 333-174332, 811-22559)
               -------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on March 3, 2014. The Registration Statement relates to First Trust North American Energy Infrastructure Fund, First Trust Senior Loan Fund and First Trust Tactical High Yield ETF, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP


                                            By:   /s/ Morrison C. Warren
                                                 --------------------------
                                                      Morrison C. Warren

Enclosures